3. Securities (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Securities Details Narrative
Securities pledged to secure deposits and advances from FHLB	$ 17,000	$ 18,850